Material accounting policies - Impairment (Details) - joint_venture	1 Months Ended	12 Months Ended
	Nov. 30, 2020	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Extension term of contract	10 years
TI Asia Ltd and TI Africa Ltd
Disclosure of detailed information about property, plant and equipment [line items]
Number of joint ventures that signed term extension	2
tankers
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life		20 years
tankers | Forecast
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life		20 years
FSOs
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life		30 years
Extension term of contract		10 years
FSOs | Asia and Africa
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life		5 years